General risk reserve	12 Months Ended
Dec. 31, 2023
General risk reserve
General Risk Reserve

26. General risk reserve

In accordance with the relevant laws and regulations of the PRC, the Company’s variable interest entity is required to maintain a general risk reserve within the equity, through appropriation of profit, which should not be less than 1.5% of the year end balance of its risk assets over the course of five years. As of December 31, 2022 and 2023, total statutory reserves were RMB9.2 million and RMB9.2 million, respectively.